Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment

Note 6 – Property and equipment

Property and equipment at December 31, 2012 and 2011 consisted of the following:

	Estimated Useful Life (in Years)	2012	2011
Machinery and equipment	5 - 7 years	$478,290	$355,985
Furniture and fixtures	5 years	54,058	48,157
Computer software	3 - 5 years	56,935	46,355
Leasehold improvements	*	326,366	245,441
		915,649	695,938
Less - accumulated depreciation and amortization		(480,037)	(310,159)
Net property, plant and equipment		$435,612	$385,779

* Lesser of estimated useful life of asset or lease term

Depreciation and amortization expense on property and equipment for the years ended December 31, 2012, 2011, and 2010 was $169,878, $134,295, and $77,346, respectively.